RELATED PARTY BALANCES AND TRANSACTIONS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Revenue from related party	$ 4,637	$ 4,500	$ (12,014)
Trade receivables from related party current	1,563	420
Revenue to be recognized in the future non current related party	61	3,717
Shareholder [Member]
Related Party Transaction [Line Items]
Revenue to be recognized in the future non current related party	$ 3,030	$ 3,717